INVENTORIES	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
INVENTORIES
INVENTORIES
Inventories consisted of the following:

	March 31, 2014	December 31, 2013
	(In thousands)
Coal stockpiles	$1,189	$543
Coal fuel inventories	1,844	6,161
Materials and supplies	33,189	34,233
Reserve for obsolete inventory	(775)	(965)
Total	$35,447	$39,972

INVENTORIES
Inventories consisted of the following:

	December 31,
	2013	2012
	(In thousands)
Coal stockpiles	$543	$989
Coal fuel inventories	6,161	3,048
Materials and supplies	34,233	34,954
Reserve for obsolete inventory	(965)	(1,257)
Total	$39,972	$37,734